BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Functional currency and presentation currency (Details)	12 Months Ended
	Dec. 31, 2021 $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2021 $ / R$	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / CLF	Dec. 31, 2020 $ / R$	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / CLF
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Minimum accumulated inflation rate for three year stands out	100.00%
Inflation rate (as a percent)	50.21%	36.01%
Exchange rates and value of the UF at the close	844.69	710.95	151.36	8.22	0.123	136.80	8.44	0.103